Consolidated statements of other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of other comprehensive income
Net profit for the year	R$ 125,916	R$ 125,957	R$ 127,654
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	(84,840)	23,830	9,620
Cash flow hedges - effective portion of changes in fair value	(15,532)	0	0
Total comprehensive income for the year	25,544	149,787	137,274
Total comprehensive income attributed to
Owners of the Company	25,544	149,787	137,274
Total comprehensive income for the year	R$ 25,544	R$ 149,787	R$ 137,274